Acquisitions and disposals - Vodafone Spain and Vantage Italy (Details) - EUR (€) € in Millions		6 Months Ended		10 Months Ended
	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Acquisitions and disposals
Cash consideration received		€ 0	€ 3,578
Vodafone Spain, Discontinued Operations [Member]
Acquisitions and disposals
Cash consideration received	€ 4,069
Net (gain) loss on disposal	148			€ 148
cash received	400
Cash consideration	€ 900